Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Schedule of Balances of Other Financial Liabilities

	December 31, 2019		December 31, 2018
	Current	Non-Current	Current	Non-Current
Other Financial Liabilities	ThUS$	ThUS$	ThUS$	ThUS$
Interest-bearing borrowings	1,478,831	4,889,422	1,642,504	4,621,855
Hedging derivatives (*)	9,500	1,036	5,595	13
Non-hedging derivatives (**)	1,720	—	—	—
Total	1,490,051	4,890,458	1,648,099	4,621,868

(*)See Note 22.2.a.

(**)See Note 22.2.b.

Schedule of Interest-bearing Borrowings

	December 31, 2019		December 31, 2018
	Current	Non-Current	Current	Non-Current
Classes of Interest-Bearing Borrowings	ThUS$	ThUS$	ThUS$	ThUS$
Secured bank loans	258,976	585,107	358,314	551,948
Unsecured bank loans	447,954	37,173	683,339	302,308
Unsecured obligations	264,634	3,357,885	441,946	2,626,127
Secured obligations	395,987	696,529	67,805	922,721
Leases obligations	81,643	108,624	35,667	86,306
Other obligations	29,637	104,104	55,433	132,445
Total	1,478,831	4,889,422	1,642,504	4,621,855

Summary of Bank Loans by Currency and Maturity
•	Summary of bank loans by currency and maturity

					Current			Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12/31/2019	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2019
Country	Currency	Rate	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	4.99%	2.67%	Unsecured	—	351,820	351,820	—	—	—	—	—	—
Chile	CLP	6.00%	6.00%	Unsecured	1	—	1	—	—	—	—	—	—
Peru	PEN	4.16%	4.10%	Unsecured	—	—	—	22,614	—	—	—	—	22,614
Brazil	US$	4.44%	4.16%	Secured	7,281	151,859	159,140	318,251	148,012		2,786		469,049
Brazil	BRL	6.70%	6.60%	Secured	7,458	92,378	99,836	27,916	26,338	15,975	10,576	35,253	116,058
Brazil	US$	4.66%	4.65%	Unsecured	495	60,534	61,029	—	—	—	—	—	—
Brazil	BRL	6.53%	6.52%	Unsecured	876	—	876	—	—	—	—	—	—
Colombia	COP	5.73%	5.61%	Unsecured	1,396	32,832	34,228	7,524	3,575	1,038	1,038	1,384	14,559
		Total			17,507	689,423	706,930	376,305	177,925	17,013	14,400	36,637	622,280

					Current			Non-Current
					Maturity			Maturity
		Effective Interest	Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12/31/2018	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2018
Country	Currency	Rate	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	4.99%	3.36%	Unsecured	—	352,387	352,387	—	—	—	—	—	—
Chile	CLP	6.00%	6.00%	Unsecured	1	—	1	—	—	—	—	—	—
Perú	US$	3.52%	3.40%	Unsecured	424	—	424	—	—	—	—	—	—
Perú	PEN	3.78%	3.75%	Unsecured	35	25,857	25,892	—	22,192	—	—	—	22,192
Brazil	US$	4.36%	4.35%	Secured	7,818	303,104	310,922	271,452	203,283	—	—	—	474,735
Brazil	BRL	8.36%	8.20%	Secured	34,829	3,229	38,058	8,145	11,471	11,677	7,728	1,239	40,260
Brazil	US$	5.36%	5.35%	Unsecured	76,156	—	76,156	—	—	—	—	2,776	2,776
Brazil	BRL	8.84%	8.79%	Unsecured	41,402	89,825	131,227	83,115	74,681	41,167	11,582	36,462	247,007
Colombia	COP	6.37%	6.27%	Secured	—	9,334	9,334	4,619	9,238	9,238	9,238	4,620	36,953
Colombia	COP	6.21%	6.06%	Unsecured	66,549	30,703	97,252	28,604	1,729	—	—	—	30,333
		Total			227,214	814,439	1,041,653	395,935	322,594	62,082	28,548	45,097	854,256

Summary of Unsecured Liabilities by Currency and Maturity
•	Summary of unsecured liabilities by currency and maturity

				Current			Non-Current
				Maturity			Maturity
		Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12/31/2019	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2019
Country	Currency	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	5.30%	Unsecured	—	4,471	4,471	—	—	—	—	586,224	586,224
Chile	UF	5.75%	Unsecured	—	6,228	6,228	6,543	3,223	—	—	—	9,766
Peru	US$	6.06%	Unsecured	418	10,002	10,420	—	—	—	—	10,001	10,001
Peru	PEN	6.26%	Unsecured	3,992	41,588	45,580	30,152	34,675	48,244	45,954	218,755	377,780
Brazil	BRL	7.33%	Unsecured	61,962	2,064	64,026	43,503	85,696	240,094	298,609	316,363	984,265
Colombia	COP	7.71%	Unsecured	33,128	100,781	133,909	307,641	264,755	232,874	134,501	450,078	1,389,849
Total				99,500	165,134	264,634	387,839	388,349	521,212	479,064	1,581,421	3,357,885

				Current			Non-Current
				Maturity			Maturity
		Nominal Interest	Secured /	One to three months	Three to twelve months	Total Current 12/31/2018	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non- Current 12/31/2018
Country	Currency	Rate	Unsecured	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	5.30%	Unsecured	—	4,471	4,471	—	—	—	—	584,411	584,411
Chile	U.F.	5.75%	Unsecured	—	6,197	6,197	6,493	6,866	3,242	—	—	16,601
Peru	US$	6.64%	Unsecured	8,865	—	8,865	9,998	—	—	—	9,998	19,996
Peru	PEN	6.34%	Unsecured	11,201	58,856	70,057	38,466	29,589	34,028	47,343	194,670	344,096
Brazil	BRL	7.91%	Unsecured	39,767	45,425	85,192	45,523	91,691	45,152	31,142	87,900	301,408
Colombia	COP	7.44%	Unsecured	204,979	62,185	267,164	101,922	310,944	267,761	149,309	529,679	1,359,615
Total				264,812	177,134	441,946	202,402	439,090	350,183	227,794	1,406,658	2,626,127

Summary of Secured Liabilities by Currency and Maturity
•	Summary of secured liabilities by currency and maturity

				Current			Non-Current
		Nominal	Secured /	Maturity		Total current	Maturity					Total Non- Current
Country	Currency	Interest Rate	Unsecured	One to three months	Three to twelve months	12-31-2018	One to two years	Two to three years	Three to four years	Four to five years	More than five years	12-31-2018
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Brazil	BRL	7.31%	Secured	11,275	384,712	395,987	194,043	192,045	192,727	19,628	98,086	696,529
Total				11,275	384,712	395,987	194,043	192,045	192,727	19,628	98,086	696,529

				Current			Non-Current
		Nominal	Secured /	Maturity		Total current	Maturity					Total Non- Current
Country	Currency	Interest Rate	Unsecured	One to three months	Three to twelve months	12-31-2017	One to two years	Two to three years	Three to four years	Four to five years	More than five years	12-31-2017
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Brazil	BRL	7.31%	Secured	16,266	51,539	67,805	154,273	180,705	178,330	255,098	154,315	922,721
Total				16,266	51,539	67,805	154,273	180,705	178,330	255,098	154,315	922,721

Summary of Changes in Reserve for Cash Flow Hedges

	12-31-2019	12-31-2018	12-31-2017
	ThUS$	ThUS$	ThUS$
Balance in hedging reserves (hedging revenues) at the beginning of the year, net	(9,882)	(9,754)	(11,577)
Foreign currency exchange differences recorded in equity, net	424	(1,181)	2,311
Recognition of foreign currency exchange differences revenue, net	189	634	(78)
Foreign currency translation differences	(184)	419	(410)
Balance in hedging reserves (hedging revenues) at the end of the year, net	(9,453)	(9,882)	(9,754)

Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Summary of estimates of undiscounted cash flows by type of financial debt
•	Summary of bank loans by currencies and maturities

			Current			Non-Current
			Maturity		Total Current 12/31/2019	Maturity					Total Non-Current 12/31/2019
		Nominal Interest	One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	3.33%	2,859	350,952	353,811	-	-	-	-	-
Peru	PEN	4.10%	235	704	939	23,080	-	-	-	-	23,080
Colombia	COP	5.61%	2,221	34,131	36,352	8,228	3,875	1,200	1,145	1,439	15,887
Brazil	US$	4.40%	6,217	298,443	304,660	322,374	49,552	140	2,827	-	374,893
Brazil	BRL	6.56%	11,071	32,956	44,027	39,125	129,934	22,224	13,671	37,964	242,918
Total			22,603	717,186	739,789	392,807	183,361	23,564	17,643	39,403	656,778

			Current			Non-Current
			Maturity		Total Current 12/31/2018	Maturity					Total Non-Current 12/31/2018
		Nominal Interest	One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	3.36	2,999	351,000	353,999	—	—	—	—	—	—
Peru	US$	3.40%	422	—	422	—	—	—	—	—	—
Peru	PEN	3.75%	26,165	717	26,882	956	22,674				23,630
Colombia	COP	6.07%	68,134	44,924	113,058	41,705	12,869	10,420	9,741		74,735
Brazil	US$	4.53%	82,801	322,745	405,546	284,051	206,196	134	134	2,821	493,336
Brazil	BRL	8.59%	75,422	116,056	191,478	112,716	99,173	58,994	21,879	41,612	334,374

Total			255,943	835,442	1,091,385	439,428	340,912	69,548	31,754	44,433	926,075

Secured And Unsecured Bonds [Member]
Disclosure Of Financial Liabilities [Line Items]
Summary of estimates of undiscounted cash flows by type of financial debt

			Current			Non-Current
			Maturity		Total Current 12/31/2018	Maturity					Total Non-Current 12/31/2018
		Nominal Interest	One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Chile	US$	3.36	2,999	351,000	353,999	—	—	—	—	—	—
Peru	US$	3.40%	422	—	422	—	—	—	—	—	—
Peru	PEN	3.75%	26,165	717	26,882	956	22,674				23,630
Colombia	COP	6.07%	68,134	44,924	113,058	41,705	12,869	10,420	9,741		74,735
Brazil	US$	4.53%	82,801	322,745	405,546	284,051	206,196	134	134	2,821	493,336
Brazil	BRL	8.59%	75,422	116,056	191,478	112,716	99,173	58,994	21,879	41,612	334,374

Total			255,943	835,442	1,091,385	439,428	340,912	69,548	31,754	44,433	926,075

•	Summary of secured and unsecured bonds by currency and maturity

			Current			Non-Current
			Maturity		Total Current 12/31/2019	Maturity					Total Non-Current 12/31/2019
		Nominal Interest	One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	5.30%	6,265	18,794	25,059	25,059	25,059	25,059	25,059	646,809	747,045
Chile	UF	5.75%	340	7,080	7,420	7,247	3,555	—	—	—	10,802
Peru	US$	6.06%	305	10,768	11,073	632	632	632	632	11,948	14,476
Peru	PEN	6.31%	6,444	57,879	64,323	51,881	54,694	65,866	61,329	283,798	517,568
Colombia	COP	7.18%	28,377	182,656	211,033	394,102	338,555	283,029	173,072	535,052	1,723,810
Brazil	BRL	7.34%	88,674	487,188	575,862	349,956	374,265	503,825	360,895	463,679	2,052,620
Total			130,405	764,365	894,770	828,877	796,760	878,411	620,987	1,941,286	5,066,321

			Current			Non-Current
			Maturity		Total Current 12/31/2018	Maturity					Total Non-Current 12/31/2018
		Nominal Interest	One to three months	Three to twelve months		One to two years	Two to three years	Three to four years	Four to five years	More than five years
Country	Currency	Rate	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Chile	US$	5.30%	6,265	18,794	25,059	25,059	25,059	25,059	25,059	671,868	772,104
Chile	UF	5.75%	571	7,703	8,274	8,011	7,732	3,757	—	—	19,500
Peru	US$	6.64%	8,513	885	9,398	11,039	617	617	617	12,520	25,410
Peru	Soles	6.34%	12,238	74,973	87,211	59,512	47,306	50,068	61,039	258,872	476,797
Colombia	CP	7.44%	199,799	141,016	340,815	200,620	385,414	329,556	191,919	624,854	1,732,363
Brazil	Real	7.91%	61,663	164,272	225,935	283,858	339,053	274,230	322,022	267,150	1,486,313
Total			289,049	407,643	696,692	588,099	805,181	683,287	600,656	1,835,264	4,512,487

Financial Lease [Member]
Disclosure Of Financial Liabilities [Line Items]
Summary of estimates of undiscounted cash flows by type of financial debt

•	Summary of lease obligations by currency and maturity

			Current			Non-Current
			Maturity			Maturity
Segment country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current 12/31/2019	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12/31/2019
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Argentina	ARS	0.62%	4	10	14	8	-	-	-	-	8
Peru	US$	3.97%	5,688	29,899	35,587	16,035	3,178	13	-	-	19,226
Peru	PEN	5.10%	1,947	14,777	16,724	11,068	10,927	4,057	264	88	26,404
Colombia	COP	8.26%	1,819	4,866	6,685	3,215	1,384	1,056	550	1,084	7,289
Brazil	BRL	8.01%	12,973	24,711	37,684	23,324	18,660	14,356	11,592	17,770	85,702
Chile	UF	0.01%	3	8	11	8	-	-	-	-	8

Total			22,434	74,271	96,705	53,658	34,149	19,482	12,406	18,942	138,637

			Current			Non-Current
			Maturity			Maturity
Segment country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current 12/31/2018	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current 12/31/2018
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Peru	US$	4.34%	5,756	16,939	22,695	33,725	11,180	2,417	-	-	47,322
Peru	PEN	5.23%	1,944	5,748	7,692	14,398	7,223	5,492	1,671	-	28,784
Colombia	COP	9.60%	517	1,325	1,842	1,086	98	-	-	-	1,184
Brasil	BRL	20.35%	2,599	7,182	9,781	5,443	3,925	2,324	1,197	2,002	14,891

Total			10,816	31,194	42,010	54,652	22,426	10,233	2,868	2,002	92,181

Other Obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Summary of estimates of undiscounted cash flows by type of financial debt
•	Summary of other obligations by currency and maturity